FAIR VALUE MEASUREMENT - Fair value measurement hierarchy for financial instruments assets and liabilities carried at fair value (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Accrued expenses and other short-term liabilities - shares payable
FAIR VALUE MEASUREMENT
Liabilities measured at fair value	$ (24)	$ (36)
Accrued expenses and other short-term liabilities - shares payable | Level 1
FAIR VALUE MEASUREMENT
Liabilities measured at fair value	(24)	(36)
Warrants liabilities
FAIR VALUE MEASUREMENT
Liabilities measured at fair value	(702)	(2,223)
Warrants liabilities | Level 1
FAIR VALUE MEASUREMENT
Liabilities measured at fair value	(702)	(2,223)
Other receivables and prepaid expenses - hedge instrument
FAIR VALUE MEASUREMENT
Assets measured at fair value	37	67
Other receivables and prepaid expenses - hedge instrument | Level 2
FAIR VALUE MEASUREMENT
Assets measured at fair value	$ 37	$ 67